STATEMENTS OF CASH FLOW (Parentheticals) - USD ($)		3 Months Ended		12 Months Ended
	Feb. 08, 2017	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Statement of Cash Flows [Abstract]
Mortgages receivable converted to real estate owned				$ 644,450	$ 916,474
Accrued interest receivable and late fees receivable converted to real estate owned				39,000	84,580
Proceeds From The Sale Of Real Estate Paid Directly To The Managing Member					94,943
Liabilities Assumed			$ 101,904	64,794	$ 60,499
Transfer of real estate owned to a relative of the former borrower				107,498
Notes Assumed		$ 169,338
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued	6,283,237
Mortgage Purchased From Third Party At Discount				$ 74,954